Fair value measurement - Additional Information (Detail)	Dec. 31, 2011 Entity
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Number of inter-dealer brokers providing pricing quotes for actively traded agency RMBS	3
Percentage of our securities valued by pricing sources with reasonable levels of price transparency	99.00%
Maximum
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Percentage of our securities priced based on economic models and non-binding dealer quotes	1.00%
Percentage of interest rate swaps where pricing using standard pricing models is adjusted based on additional analysis and judgment	1.00%